Leases - Summary of Amounts Recognized in Consolidated Income Statements (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Amounts Recognized In Consolidated Income Statement [Abstract]
Depreciation expense of ROU assets from continuing operations	₱ 9,281	₱ 7,315	₱ 6,898
Depreciation expense of ROU assets from discontinued operations			19
Interest expense on lease liabilities from continuing operations	4,579	3,935	3,266
Interest expense on lease liabilities discontinued operations			2
Variable lease payments (included in general operating costs) from continuing operations	895	829	656
Variable lease payments (included in general operating costs) from discontinued operations			(2)
Expenses relating to short-term leases (included in general operating costs)	516	569	714
Expenses relating to leases of low-value assets (included in general operating costs)	2		2
Total amount recognized in consolidated income statements	₱ 15,273	₱ 12,648	₱ 11,555